ACCOUNTING ESTIMATES AND JUDGMENTS (Details) - Schedule for intangible assets with an indefinite useful life assigned to CGU - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Goodwill [member] | Air Transport CGU [Member]
ACCOUNTING ESTIMATES AND JUDGMENTS (Details) - Schedule for intangible assets with an indefinite useful life assigned to CGU [Line Items]
Intangible assets with indefinite useful life	$ 2,209,576	$ 1,845,136
Goodwill [member] | Coalition and Loyalty Program Multiplus CGU [Member]
ACCOUNTING ESTIMATES AND JUDGMENTS (Details) - Schedule for intangible assets with an indefinite useful life assigned to CGU [Line Items]
Intangible assets with indefinite useful life		448,936
Airports Slots [Member] | Air Transport CGU [Member]
ACCOUNTING ESTIMATES AND JUDGMENTS (Details) - Schedule for intangible assets with an indefinite useful life assigned to CGU [Line Items]
Intangible assets with indefinite useful life	845,959	828,969
Airports Slots [Member] | Coalition and Loyalty Program Multiplus CGU [Member]
ACCOUNTING ESTIMATES AND JUDGMENTS (Details) - Schedule for intangible assets with an indefinite useful life assigned to CGU [Line Items]
Intangible assets with indefinite useful life
Loyalty Program [Member] | Air Transport CGU [Member]
ACCOUNTING ESTIMATES AND JUDGMENTS (Details) - Schedule for intangible assets with an indefinite useful life assigned to CGU [Line Items]
Intangible assets with indefinite useful life	263,806
Loyalty Program [Member] | Coalition and Loyalty Program Multiplus CGU [Member]
ACCOUNTING ESTIMATES AND JUDGMENTS (Details) - Schedule for intangible assets with an indefinite useful life assigned to CGU [Line Items]
Intangible assets with indefinite useful life		$ 274,420